INCOME TAXES - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Federal	$ 4,146	$ 0
State	254	880
Total current income tax expense	4,400	880
Deferred
Federal	(62,540)	(22,664)
State	(13,846)	(1,682)
Total deferred income tax benefit	(76,386)	(24,346)
Income tax benefit	$ (71,986)	$ (23,466)